UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	10/31/08

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2008

Investments	Shares	Value (000)
LONG-TERM INVESTMENTS 97.69%

COMMON STOCKS 97.69%

Air Transportation 0.93%
Allegiant Travel Co.*	169,673	$6,758

Auto Components 0.36%
Westport Innovations, Inc. (Canada)*(a)	591,370	2,620

Auto Parts: Original Equipment 0.80%
Fuel Systems Solutions, Inc.*	203,942	5,802

Banks 2.28%
PrivateBancorp, Inc.	93,200	3,356
SVB Financial Group*	256,149	13,179
Total		16,535

Biotechnology Research & Production 5.83%
Acorda Therapeutics, Inc.*	359,129	7,326
Alexion Pharmaceuticals, Inc.*	403,800	16,455
Myriad Genetics, Inc.*	151,776	9,576
OSI Pharmaceuticals, Inc.*	99,774	3,786
Vnus Medical Technologies, Inc.*	326,910	5,044
Total		42,187

Casinos & Gambling 0.64%
WMS Industries, Inc.*	184,692	4,617

Chemicals 0.85%
Energy Conversion Devices, Inc.*	180,955	6,178

Coal 0.40%
Alpha Natural Resources, Inc.*	80,200	2,869

Communications Technology 3.11%
Aruba Networks, Inc.*	1,505,046	4,681
Atheros Communications, Inc.*	422,021	7,584
Infinera Corp.*	589,147	4,584
Starent Networks Corp.*	569,023	5,673
Total		22,522

Computer Services, Software & Systems 7.36%
Ariba, Inc.*	494,982	5,296
Blackboard, Inc.*	200,642	4,912
Blue Coat Systems, Inc.*	365,626	4,936
Concur Technologies, Inc.*	454,507	11,467
Equinix, Inc.*	98,357	6,139
F5 Networks, Inc.*	331,512	8,228
MercadoLibre, Inc. (Argentina)*(a)	263,047	3,596
Netezza Corp.*	627,651	6,088
NetSuite, Inc.*	269,905	2,664
Total		53,326

Computer Technology 2.28%
Data Domain, Inc.*	328,069	6,056
Riverbed Technology, Inc.*	472,499	5,920
Synaptics, Inc.*	145,633	4,499
Total		16,475

Consumer Electronics 2.74%
Netflix, Inc.*	491,362	12,166
SINA Corp. (China)*(a)	163,496	5,297
Sohu.com, Inc. (China)*(a)	43,548	2,393
Total		19,856

Diversified Financial Services 1.01%
Greenhill & Co., Inc.	111,100	7,329

Diversified Manufacturing 1.44%
Hexcel Corp.*	611,220	8,068
Koppers Holdings, Inc.	99,546	2,368
Total		10,436

Drugs & Pharmaceuticals 2.88%
Eurand NV (Netherlands)*(a)	513,078	4,874
Onyx Pharmaceuticals, Inc.*	320,745	8,654
United Therapeutics Corp.*	84,250	7,349
Total		20,877

Education Services 6.77%
American Public Education, Inc.*	252,602	11,183
Capella Education Co.*	22,717	1,077
K12, Inc.*	603,685	16,601
New Oriental Education & Technology Group, Inc. ADR*	93,389	5,972
Strayer Education, Inc.	62,601	14,165
Total		48,998

Electrical & Electronics 0.29%
Power Intergrations, Inc.*	100,690	2,113

Electrical Equipment & Components 1.16%
American Superconductor Corp.*	553,014	6,918
SunPower Corp. Class B*	48,887	1,448
Total		8,366

Electronics 0.94%
II-VI, Inc.*	243,053	6,827

Electronics: Instruments, Gauges & Meters 0.72%
Itron, Inc.*	107,600	5,216

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2008

Investments	Shares	Value (000)
Electronics: Medical Systems 4.92%
eResearchTechnology, Inc.*	332,515	$2,148
Illumina, Inc.*	480,379	14,810
Masimo Corp.*	469,174	15,009
ZOLL Medical Corp.*	151,799	3,655
Total		35,622

Electronics: Semi-Conductors/Components 5.63%
Cavium Networks, Inc.*	606,008	7,721
Hittite Microwave Corp.*	158,500	5,194
IPG Photonics Corp.*	425,164	6,037
Monolithic Power Systems, Inc.*	233,509	3,967
NetLogic Microsystems, Inc.*	500,203	10,564
Silicon Laboratories, Inc.*	281,741	7,314
Total		40,797

Energy: Miscellaneous 1.37%
EnerNOC, Inc.*	928,610	6,129
Penn Virginia Corp.	101,800	3,784
Total		9,913

Financial Data Processing Services & Systems 0.59%
CyberSource Corp.*	351,819	4,275

Financial Information Services 1.18%
Bankrate, Inc.*	260,633	8,577

Foods 1.23%
Flowers Foods, Inc.	166,300	4,931
Zhongpin, Inc. (China)*(a)	461,662	3,975
Total		8,906

Health & Personal Care 1.80%
CardioNet, Inc.*	510,457	13,063

Healthcare Management Services 2.64%
athenahealth, Inc.*	193,987	5,936
Phase Forward, Inc.*	923,096	13,173
Total		19,109

Identification Control & Filter Devices 0.60%
Energy Recovery, Inc.*	752,500	4,365

Jewelry, Watches & Gemstones 0.27%
Fossil, Inc.*	109,028	1,979

Machinery: Industrial/Specialty 2.88%
Chart Industries, Inc.*	120,137	1,636
Colfax Corp.*	755,749	6,439
Middleby Corp. (The)*	239,305	9,666
Woodward Governor Co.	96,766	3,106
Total		20,847

Machinery: Oil Well Equipment & Services 2.96%
Complete Production Services, Inc.*	543,577	6,735
Core Laboratories NV (Netherlands)(a)	53,596	3,950
Dril-Quip, Inc.*	163,400	4,036
Oceaneering International, Inc.*	239,527	6,747
Total		21,468

Machinery: Specialty 0.51%
Bucyrus International, Inc.	153,656	3,708

Medical & Dental Instruments & Supplies 5.93%
Immucor, Inc.*	316,982	8,416
NuVasive, Inc.*	289,189	13,618
SonoSite, Inc.*	129,618	2,731
Thoratec Corp.*	445,200	10,961
Wright Medical Group, Inc.*	312,105	7,235
Total		42,961

Metal Fabricating 0.83%
Kaydon Corp.	61,200	2,045
RBC Bearings, Inc.*	167,832	3,983
Total		6,028

Miscellaneous: Health Care 0.73%
MedAssets, Inc.*	367,249	5,299

Miscellaneous: Producer Durables 0.34%
BE Aerospace, Inc.*	188,751	2,429

Miscellaneous: Technology 0.51%
Vocus, Inc.*	219,839	3,700

Oil: Crude Producers 2.22%
Arena Resources, Inc.*	115,238	3,512
Bill Barrett Corp.*	113,996	2,326
Encore Acquisition Co.*	207,275	6,457
Forest Oil Corp.*	68,100	1,989
Quicksilver Resources, Inc.*	173,900	1,821
Total		16,105

Printing and Copying Services 0.63%
VistaPrint Ltd.*	266,085	4,542

Railroad Equipment 1.25%
Wabtec Corp.	227,100	9,029

Railroads 0.81%
Genesee & Wyoming, Inc. Class A*	175,568	5,855

Restaurants 1.47%
Chipotle Mexican Grill, Inc.* Class A	97,594	4,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2008

Investments	Shares	Value (000)
Restaurants (continued)
Panera Bread Co. Class A*	126,380	$5,702
Total		10,655

Retail 2.21%
Aeropostale, Inc.*	344,385	8,338
Dick’s Sporting Goods, Inc.*	189,897	2,909
GSI Commerce, Inc.*	461,766	4,779
Total		16,026

Securities Brokerage & Services 1.00%
KBW, Inc.*	229,482	6,719
Penson Worldwide, Inc.*	74,068	529
Total		7,248

Services: Commercial 2.71%
FTI Consulting, Inc.*	197,396	11,498
Waste Connections, Inc.*	240,200	8,131
Total		19,629

Shoes 0.47%
Deckers Outdoor Corp.*	40,393	3,428

Steel 1.30%
Steel Dynamics, Inc.	788,200	9,395

Textiles Apparel Manufacturers 2.27%
J. Crew Group, Inc.*	135,454	2,743
lululemon athletica, Inc. (Canada)*(a)	249,980	3,542
True Religion Apparel, Inc.*	327,596	5,487
Under Armour, Inc. Class A*	178,665	4,645
Total		16,417

Toys 1.66%
Marvel Entertainment, Inc.*	372,600	11,994

Utilities: Electrical 0.86%
ITC Holdings Corp.	153,713	6,238

Wholesale & International Trade 1.12%
Central European Distribution Corp.*	280,428	8,074

Total Common Stocks (cost $830,828,711)		707,588

WARRANT 0.00%

Computer Technology
Lantronix, Inc.* ~ (cost $0)	7,405	—	(b)

Total Long-Term Investments (cost $830,828,711)		707,588

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.61%

Repurchase Agreement
Repurchase Agreement dated 10/31/2008, 0.01% due 11/3/2008 with State Street Bank & Trust Co. collateralized by $11,840,000 of Federal Home Loan Bank at 2.687% due 2/18/2009; value: $11,884,400; proceeds: $11,649,608 (cost $11,649,598)	$11,650	$11,650

Total Investments in securities 99.30% (cost $842,478,309)		719,238

Cash and Other Assets in Excess of Liabilities 0.70%		5,051
Net Assets 100.00%		$724,289

ADR   American Depositary Receipt.

*   Non-income producing security.

~   Fair valued security (See Note 2 (a)).

(a)   Foreign security traded in U.S. dollars.

(b)   Security is valued at zero.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.              ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company.  The Fund was incorporated under Maryland law on August 21, 1978.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2.              SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest).  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)         Fair Value Measurements—The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective August 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.  Observable inputs are based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•                  Level 1 – quoted prices in active markets for identical investments;

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s investments carried at value:

1

Notes to Schedule of Investments (unaudited)(concluded)

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$707,588,268	$—
Level 2 - Other Significant Observable Inputs	11,649,598	—
Total	$719,237,866	$—

3.              FEDERAL TAX INFORMATION

As of October 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$879,225,872
Gross unrealized gain	43,849,803
Gross unrealized loss	(203,837,808)
Net unrealized security loss	$(159,988,005)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4.              RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) which is effective for fiscal years and interim periods beginning after November 1, 2008.  SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and disclosures.

2

Item 2: Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 23, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 23, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 23, 2008